Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 666,496	¥ 648,029
Construction in progress	72,180	78,112
Land lease prepayments and others	27,778	28,322
Goodwill	35,343	35,343
Other intangible assets	2,620	1,721
Investments accounted for using the equity method	145,325	132,499
Deferred tax assets	29,654	33,343
Financial assets at fair value through other comprehensive income	587
Available-for-sale financial assets		44
Restricted bank deposits	12,369	6,504
Other non-current assets	8,442
Non-current assets	1,000,794	963,917
Current assets
Inventories	8,857	10,222
Contract assets	5,022
Accounts receivable	26,540	24,153
Other receivables	39,543	31,201
Prepayments and other current assets	27,002	24,552
Amount due from ultimate holding company	570	221
Tax recoverable	1,959	1,519
Financial assets at fair value through profit or loss	76,425
Available-for-sale financial assets		65,630
Restricted bank deposits	9	691
Bank deposits	291,887	279,371
Cash and cash equivalents	57,302	120,636
Current assets	535,116	558,196
Total assets	1,535,910	1,522,113
Current liabilities
Accounts payable	190,847	233,169
Bills payable	3,221	3,303
Deferred revenue	63,185	85,282
Accrued expenses and other payables	195,572	190,866
Amount due to ultimate holding company	11,020	8,646
Income tax payable	10,553	8,716
Current liabilities	474,398	529,982
Non-current liabilities
Deferred revenue - non-current	4,881	2,888
Deferred tax liabilities	822	362
Non-current liabilities	5,703	3,250
Total liabilities	480,101	533,232
Equity
Share capital	402,130	402,130
Reserves	650,275	583,506
Total equity attributable to equity shareholders of the Company	1,052,405	985,636
Non-controlling interests	3,404	3,245
Total equity	1,055,809	988,881
Total equity and liabilities	¥ 1,535,910	¥ 1,522,113